Income Tax - Schedule of Income (Loss) Before Income Taxes Consisted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes Consisted [Abstract]
Domestic (Israel)	$ (39,285)	$ (44,158)	$ (99,979)
Foreign	(14,589)	(16,957)	(16,942)
Loss before income taxes	(53,874)	(61,115)	(116,921)
Domestic (Israel)			(3,357)
Foreign	(358)	(339)	(321)
Income tax benefit	$ (358)	$ (339)	$ (3,678)